LEASES - Schedule of Undiscounted Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 140.3	$ 221.1
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	28.6	38.3
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	24.1	35.6
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	20.6	30.4
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	20.2	25.8
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	17.9	25.3
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 28.9	$ 65.7